Related Party Transactions (Narrative) (Details) In Thousands, unless otherwise specified					1 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Nov. 30, 2014 CNY	Dec. 31, 2013 CNY	Apr. 30, 2014 Shandong SNTON CNY	Dec. 31, 2014 Shandong SNTON CNY	May 31, 2014 SNTON Group [Member] CNY	Dec. 31, 2014 SNTON Group [Member] CNY	Dec. 31, 2014 Short Term Debt Bank Loan Three [Member] USD ($)	Dec. 31, 2014 Short Term Debt Bank Loan Three [Member] CNY	Dec. 31, 2014 Joyinn Hotel Investment and Management Co., Ltd. [Member] USD ($)	Dec. 31, 2014 Joyinn Hotel Investment and Management Co., Ltd. [Member] CNY	Dec. 31, 2014 Fuhua Industrial Material Management Co Ltd [Member] USD ($)	Dec. 31, 2014 Fuhua Industrial Material Management Co Ltd [Member] CNY	Dec. 31, 2013 Fuhua Industrial Material Management Co Ltd [Member] CNY	Dec. 31, 2012 Fuhua Industrial Material Management Co Ltd [Member] CNY
Related Party Transaction [Line Items]
Due from Related Parties, Total											$ 2,701	16,760
Capital Lease Obligations		8,562		16,877					1,380	8,562
Payments for Rent													23	144	164	153
Impairment Of Long Term Deposits											683	4,240
Accounts Payable, Related Parties, Current					105,000	105,000	15,000	15,000
Additional Interest Rate Above Benchmark Rate					20.00%		20.00%
Interest Payable						5,477		669
Advances on Inventory Purchases	1,211	7,512	4,657	6,977
Payment To Purchase Raw Material		489